Leases - Summary of Remaining Operating Lease (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease cost
Operating lease cost	$ 4	$ 190	$ 724
Weighted average remaining lease term			2 months 23 days
Weighted-average discount rate	0.00%	5.30%	5.40%
Cash paid for amounts included in the measurement of lease liabilities, included in operating cash flows	$ 2	$ 193	$ 740